SUBSEQUENT EVENTS (Details) - USD ($)									1 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 09, 2015	Feb. 10, 2015	Jan. 23, 2015	Jan. 13, 2015	Jan. 31, 2014	Dec. 31, 2013	Jan. 13, 2013	Jan. 09, 2013	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2015	Sep. 30, 2013	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																				956,179	122,449
Class of Warrant or Rights, Granted																	2,447,830			2,396,732	2,717,258
Proceeds from Issuance or Sale of Equity (in Dollars)																	$ 3,042,213
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	215,000			3,478,498	1,692,050
Class of Warrant or Rights, Exercised																	0			0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																	0			0	0
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued										169,334	42,334	59,267	59,267
Conversion of Stock, Shares Converted										200	50	70	70
Stock Issued During Period, Shares, New Issues																			2,181
Class of Warrant or Rights, Granted								1,330,627										622,414		984,674	1,516,386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 2.61	$ 2.61		$ 2.61				$ 1.50								$ 1.50	$ 2.61	$ 1.50
Private Placement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues																	1,398,760
Class of Warrant or Rights, Granted					64,626	129,307	65,831					358,470		93,600	135,120	137,856
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 3.67	$ 3.67								$ 2.75	$ 2.75	$ 3.75					$ 3.67
Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					24,490
Class of Warrant or Rights, Granted					12,246
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services											302,500
Stock Issued During Period, Shares, New Issues		337,000	365,200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 1.50
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)									$ 2.09
Stock Issued During Period, Shares, Conversion of Convertible Securities									84,033
Class of Warrant or Rights, Exercised									130,084
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									10,000
Subsequent Event [Member] | Series A Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date		Jul. 31, 2015	Jul. 31, 2015
Class of Warrant or Rights, Granted		337,000	365,200
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 842,500	$ 913,000
Subsequent Event [Member] | Series B Warrants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date		Mar. 21, 2020	Mar. 21, 2020
Class of Warrant or Rights, Granted		168,500	182,600
Proceeds from Issuance or Sale of Equity (in Dollars)		$ 731,400	$ 917,480
Subsequent Event [Member] | Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued				42,334					131,234
Conversion of Stock, Shares Converted				50					155
Subsequent Event [Member] | Stock Issued to Consultants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									50,000
Subsequent Event [Member] | Private Placement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Warrant, Expriation Date		Mar. 21, 2020	Mar. 21, 2020
Class of Warrant or Rights, Granted		84,250	91,300
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 3.75	$ 3.75
Subsequent Event [Member] | Director [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services									200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	300,000
Share-based Compensation Arrangement by Share-basd Payment Award, Options, Exercise Price (in Dollars per share)	$ 3.99
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vesting immediately upon appointment of a new board of directors member